DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Liabilities
Schedule of derivative liabilities

	Derivative liabilities associated with:
	Warrants	Convertible Note	Total
Balance, December 31, 2021	$40,434	$170,495	$210,929
Change in fair value of derivative liabilities	(24,757)	(170,495)	(195,252)
Foreign exchange effect on derivative liability	(987)	–	(987)
Balance, December 31, 2022	14,690	–	14,690
Change in fair value of derivative liabilities	658	–	658
Foreign exchange effect on derivative liability	178	–	178
Balance, December 31, 2023	$15,526	$–	$15,526